Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 152,009	$ 46,549	$ 217,072	$ 93,039
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	86,858	29,495	124,940	58,022
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	51,803	12,801	72,465	27,351
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,348	4,123	19,667	7,536
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 130	$ 0	$ 130